Long-term Debt - Information Per Loan 2 (Details)	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended				7 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 21, 2015 USD ($)	Feb. 26, 2016 USD ($)	Feb. 28, 2015 USD ($)	Apr. 02, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jul. 07, 2017 USD ($)	Jun. 27, 2017 USD ($)	Jul. 15, 2015 USD ($)	Jun. 30, 2014 USD ($)	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Aug. 31, 2014	Oct. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 30, 2014 USD ($)	Dec. 23, 2014 USD ($)	Aug. 19, 2014
Excel Vessels
Long-term debt [Line Items]
Number of vessels acquired																			34
Deutsche Bank $85,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															May 20, 2014
Maximum borrowing capacity															$ 85,000,000
Repayment period															5 years
Number of installments															19
Frequency of payments															quarterly
Vessels provided as collateral															The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the Peloreus and Leviathan vessels
Frequency of payments and payment terms															Each tranche is subject to 19 quarterly amortization payments equal to 1/60th of the tranche amount, with the 20th payment equal to the remaining amount outstanding on the tranche
HSBC $86,600 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Jun. 16, 2014
Amount drawn down										$ 86,600,000
Maximum borrowing capacity															$ 86,600,000
Expiration date															May 31, 2019
Number of installments															20
Frequency of payments															quarterly
Repayment installment															$ 1,555,000
Balloon installment															$ 55,500,000
Vessels provided as collateral															The HSBC $86,600 Facility is secured by a first priority mortgage over the Kymopolia, Mercurial Virgo, Pendulum, Amami, Star Emily and Madredeus vessels
NIBC $32,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Nov. 07, 2014
Maximum borrowing capacity															$ 32,000,000
Expiration date															Nov. 30, 2020
Vessels provided as collateral															The NIBC $32,000 facility is secured by a first priority cross collateralized mortgage over Star Aquarius and Star Pisces
Number of loan tranches															2
Number of vessels financed															2
NIBC $32,000 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down												$ 15,237,000
Maximum borrowing capacity															$ 16,000,000
Frequency of payments															quarterly
Repayment installment															$ 255,000
Balloon installment															9,633,000
NIBC $32,000 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down											$ 15,237,000
Maximum borrowing capacity															$ 16,000,000
Frequency of payments															quarterly
Repayment installment															$ 255,000
Balloon installment															$ 9,888,000
DVB $24,750 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Oct. 30, 2014
Amount drawn down														$ 24,750,000
Expiration date															Oct. 31, 2020
Number of installments															24
Frequency of payments															quarterly
Balloon installment															$ 12,150,000
Vessels provided as collateral															The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC, which is the owner of the vessel Star Martha
Number of vessels financed															1
DVB $24,750 Facility | Christine Shipco LLC
Long-term debt [Line Items]
Percentage of equity interest acquired													100.00%
DVB $24,750 Facility | First four installments
Long-term debt [Line Items]
Number of installments															4
Repayment installment															$ 900,000
DVB $24,750 Facility | Last twenty installments
Long-term debt [Line Items]
Number of installments															20
Repayment installment															$ 450,000
Sinosure Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Feb. 11, 2015
Maximum borrowing capacity															$ 156,453,000
Repayment period															12 years
Number of installments															48
Frequency of payments															quarterly
Vessels provided as collateral															The Sinosure Facility is secured by first priority cross collateralized mortgage over the Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Star Antares (ex-HN NE 196), Star Lutas (ex-HN NE 197), Kennadi (ex-HN 1080) and Mackenzie (ex-HN 1081) vessels and general and specific assignments
Number of loan tranches															6
Number of vessels financed															6
Citi Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Dec. 22, 2014
Maximum borrowing capacity															$ 100,000,000
Date of first required payment															Mar. 30, 2015
Expiration date															Dec. 30, 2019
Number of installments															20
Frequency of payments															quarterly
Repayment installment															$ 3,388,000
Balloon installment															$ 26,349,000
Vessels provided as collateral															The Citi Facility is secured by a first priority mortgage over the Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina vessels and general and specific assignments
Number of vessels financed															7
Citi Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down																		$ 51,477,500
Citi Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down		$ 42,627,500
Heron Vessels Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Nov. 30, 2014
Amount drawn down																$ 25,311,000
Maximum borrowing capacity															$ 25,311,000
Date of first required payment															Dec. 31, 2014
Expiration date															Jun. 30, 2019
Number of installments															19
Frequency of payments															quarterly
Repayment installment															$ 744,400
Vessels provided as collateral															The facility is secured by a first priority mortgage over the Star Gwyneth and Star Angelina vessels and general and specific assignments
Number of vessels financed															2
Debt extinguishment date															Jul. 31, 2017
DNB $120,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Dec. 29, 2014
Amount drawn down	$ 9,515,000			$ 9,507,000		$ 7,769,000											$ 88,275,000
Maximum borrowing capacity															$ 120,000,000
Date of first required payment															Mar. 31, 2015
Expiration date															Dec. 31, 2019
Number of installments															20
Frequency of payments															quarterly
Repayment installment															$ 4,374,000
Balloon installment															$ 29,160,000
Vessels provided as collateral															The DNB $120,000 Facility is secured by a first priority mortgage over the Star Nasia, Diva, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria vessels and general and specific assignments
Number of vessels financed															11
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date															Mar. 31, 2015
Maximum borrowing capacity															$ 227,500,000
Number of installments															24
Frequency of payments															quarterly
Vessels provided as collateral															The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the Gargantua (ex-HN166), Goliath (ex-HN167), Maharaj (ex-HN184) and Star Poseidon (ex-HN198) vessels and general and specific assignments
Number of loan tranches															4
Number of vessels financed															4
DNB-SEB-CEXIM $227,500 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down					$ 32,400,000
DNB-SEB-CEXIM $227,500 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down									$ 30,300,000
DNB-SEB-CEXIM $227,500 Facility | Tranche C
Long-term debt [Line Items]
Amount drawn down									$ 30,300,000
DNB-SEB-CEXIM $227,500 Facility | Tranche D
Long-term debt [Line Items]
Amount drawn down			$ 23,400,000
DNB-SEB-CEXIM $227,500 Facility | Minimum
Long-term debt [Line Items]
Repayment installment															$ 367,000
Balloon installment															14,587,000
DNB-SEB-CEXIM $227,500 Facility | Maximum
Long-term debt [Line Items]
Repayment installment															508,000
Balloon installment															$ 20,198,000
ABN Amro Bank N.V. $30,844 Facility
Long-term debt [Line Items]
Issuance date															Jun. 23, 2017
Face amount															$ 30,844,000
ABN Amro Bank N.V. $30,844 Facility | Tranche A
Long-term debt [Line Items]
Date of first required payment															Sep. 30, 2017
Expiration date															Jun. 30, 2022
Number of installments															20
Frequency of payments															quarterly
Balloon installment															$ 6,240,000
Vessels provided as collateral															Tranche A is secured by a first priority mortgage over Star Charis and Star Suzanna vessels
Number of vessels financed															2
Proceeds from issuance of debt								$ 16,000,000
ABN Amro Bank N.V. $30,844 Facility | Tranche B
Long-term debt [Line Items]
Date of first required payment															Jul. 31, 2018
Expiration date															Jul. 31, 2022
Number of installments															17
Frequency of payments															quarterly
Repayment installment															$ 640,000
Balloon installment															$ 3,964,000
Vessels provided as collateral															Tranche B is secured by Star Angelina and Star Gwyneth
Proceeds from issuance of debt							$ 14,844,000
ABN Amro Bank N.V. $30,844 Facility | Tranche A - First four installments
Long-term debt [Line Items]
Repayment installment															$ 1,000,000
ABN Amro Bank N.V. $30,844 Facility | Tranche A - Last sixteen installements
Long-term debt [Line Items]
Repayment installment															$ 360,000